Other Payables and Accruals (Tables) (Zhongdehuia (SHENZHEN) Education Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Schedule of Other Payables and Accruals
	June 30, 2019	December 31, 2018
	(Unaudited)	(Audited)
Accrued payroll and welfare payable	$49,556	$16,221
VAT and other taxes payable	18,501	1,379
Others	21,460	2,296
	$89,517	$19,896

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$16,221	$-
VAT and other taxes payable	1,379	-
Others	2,296	-
	$19,896	$-

Zhongdehuia (SHENZHEN) Education Development Co., Ltd [Member]
Schedule of Other Payables and Accruals

	As of December 31,
	2018	2017
Accrued payroll and welfare payable	$9,690	25,493
Amounts reimbursable to employees (a)	-	4,252
VAT and other taxes payable	1,379	10,467
Others (b)	-	15,913
	$11,069	56,125

(a)	Amounts reimbursable to employees include travelling and related expenses.
(b)	Others primarily include conference fee and other miscellaneous expenses payable.